New Standards, Interpretations and Amendments Adopted by the Group (Tables)	9 Months Ended
Sep. 30, 2018
New Standards Interpretations And Amendments Adopted By Group
Schedule of assets and liabilities

1/1/2018	Opening balance adjustment
Current Assets
Trade receivables	20
Other accounts receivable and prepaid expenses	629
Current Liabilities
Deferred revenue and customer advances	(1,397)
Other accounts payable	231
Equity
Retained earnings	874
Other components of equity – non-controlling interests	941

Schedule of cumulative effect of first-time adoption

	Balance as of September 30, 2018 (in accordance with IFRS 15)	Reversal of the opening balance adjustment due to IFRS 15	Adjustment due to adoption of IFRS 15 in current period	Amounts without adoption of IFRS 15 (calculated in accordance with previous standards, i.e. IAS 11 and IAS 18)
Current Assets
Trade receivables	416,587	(20)	(2,568)	413,999
Prepaid expenses and other accounts receivable (*)	48,628	(629)	1,715	49,714
Long term assets
Prepaid expenses and other accounts receivable (*)	20,528	-	(1,317)	19,211
Current Liabilities
Deferred revenue and customer advances	59,212	1,397	2,146	62,755
Other accounts payable	60,238	(231)	(113)	59,894
Equity
Retained earnings	256,671	(874)	(2,210)	253,587
Other components of equity – non-controlling interests	436,665	(941)	(1,993)	433,731

(*) The impact of the implementation of IFRS 15 on the Group's short-term and long-term prepaid expenses and other accounts receivable is due to the recognition of third party expenses in the amount of $2,231 offset by the recognition of long-term income receivable in the amount of $1,954 and deferment of commission expenses in the amount of $508.

Schedule of impact of changes resulting from the applied standard on the amount of revenues and profit

	Nine months ended September 30, 2018	Adjustments due to adoption of IFRS 15 in current period	Amounts without adoption of IFRS 15 (calculated in accordance with previous standards, i.e. IAS 11 and IAS 18)
Revenues	1,099,288	(4,438)	1,094,850
Cost of revenues	854,856	-	854,856
Gross Profit	244,432	(4,438)	239,994
Research and development expenses, net	31,339	-	31,339
Selling, marketing, general and administrative expenses	135,954	(121)	135,833
Other income	-	-	-
Operating income	77,139	(4,317)	72,822
Financial expenses	(9,106)	-	(9,106)
Financial income	1,740	-	1,740
Group's share of profits (losses) of companies accounted for at equity, net	(66)	-	(66)
Income before taxes on income	69,707	(4,317)	65,390
Taxes on income	16,020	(114)	15,906
Net income	53,687	(4,203)	49,484
Attributable to:
Equity holders of the Company	21,630	(2,210)	19,381
Redeemable non-controlling interests	4,702	-	4,702
Non-controlling interests	27,355	(1,993)	25,401